Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Jul. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Series F-1 Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity shares issued during the period shares		4,755,037
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Series F-1 Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity shares issued during the period shares			17,291,066
Business collaborations, percentage of voting rights				10.00%	10.00%	10.00%
Early Exercise Of Unvested Stock Options [Member] | Chief Executive Officer [Member] | Share-based Payment Arrangement, Option [Member] | Two Thousand And Six Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share based compensation by share based payment arrangement early accelarated vesting of unrecognized shares	7,111,979
Share based compensation by share based payment arrangement unrecognized stock compensation expense recognized				$ 40.4